Organization and basis of presentation (Details) € / shares in Units, € in Millions	1 Months Ended
	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 $ / shares	Nov. 30, 2016 shares	Nov. 06, 2016	Jun. 30, 2016
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by parent	68.30%		68.30%
Ownership percentage by noncontrolling owners	31.70%		31.70%
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.06	€ 0.06
Number of shares contributed by the Founders (in shares)				9,200,029
IPO | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)	20,826,606
Number of common stock per ADS	1
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.06
Public offering price (in USD per ADS) | $ / shares			$ 11.00
Net offering proceeds from issuance initial public offering | €	€ 207.8
Expedia
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by parent		59.60%		96.30%	63.50%	63.50%
Voting ownership by shareholders				99.60%
Voting power percentage by parent		64.70%
Indirect ownership percentage by Parent		31.60%
Indirect voting power percentage by Parent		34.30%
Travel B.V.
Subsidiary, Sale of Stock [Line Items]
Voting power percentage by parent				66.00%
Voting power percentage by noncontrolling owners				34.00%
Trivago GmbH
Subsidiary, Sale of Stock [Line Items]
Number of shares contributed by the Founders (in shares)				940
Number of shares contributed by the Founders, percentage				6.70%
Messrs. Schrömgens, Vinnemeier and Siewert
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by noncontrolling owners					36.50%
Voting ownership by shareholders				0.40%
Ownership by shareholders				3.70%